Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Income [Abstract]
Government grant income	$ 46,874	$ 65,495
Total deferred income	$ 46,874	$ 65,495